UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10499

Name of Fund: BlackRock California Municipal 2018 Term Trust (BJZ)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock California Municipal 2018 Term Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2009

Date of reporting period: 09/30/2009

Item 1 – Schedule of Investments

BlackRock California Municipal 2018 Term Trust (BJZ)

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

California - 123.4%

Corporate - 12.4%	California Pollution Control Financing Authority, RB, Republic Services Inc. Project, Series B, AMT, 5.25%, 6/01/23	$2,020	$2,052,037
	California Pollution Control Financing Authority, RB, Waste Management Project, Series A, AMT, 5.13%, 7/01/31	4,000	4,208,240
	California Pollution Control Financing Authority, Refunding RB, Republic Services Inc. Project, Series C, AMT, 5.25%, 6/01/23	2,030	2,041,896
	California Pollution Control Financing Authority, Refunding RB, San Diego Gas & Electric, Series A, 5.90%, 6/01/14	3,100	3,483,811

			11,785,984

County/City/Special District/School District - 33.2%	City of Vista California, COP, Community Projects (MBIA), 5.00%, 5/01/19	1,000	1,074,320
	City of Vista California, COP, Community Projects (MBIA), 4.75%, 5/01/21	1,115	1,160,849
	Clovis Unified School District, California, GO, CAB, Election of 2004, Series A (MBIA), 5.13%, 8/01/21 (a)(b)	7,500	4,942,275
	County of San Bernardino California, Special Tax, Community Facilities District No. 2002-1, 5.35%, 9/01/17	105	102,600
	County of San Bernardino California, Special Tax, Community Facilities District No. 2002-1, 5.50%, 9/01/18	245	239,757
	County of San Bernardino California, Special Tax, Community Facilities District No. 2002-1, 5.60%, 9/01/19	500	489,125
	County of San Bernardino California, Special Tax, Community Facilities District No. 2002-1, 5.70%, 9/01/20	355	347,815
	County of San Diego California, COP, MTS Tower (AMBAC), 5.25%, 11/01/19	2,980	3,080,664
	Fontana Public Finance Authority, California, TAN, North Fontana Redevelopment Project, Series A (FSA), 5.25%, 9/01/18	3,395	3,628,780
	Lathrop Financing Authority, RB, Water Supply Project, 5.80%, 6/01/21	995	967,011
	Lathrop Financing Authority, RB, Water Supply Project, 5.85%, 6/01/22	1,040	1,006,502
	Lathrop Financing Authority, RB, Water Supply Project, 5.90%, 6/01/23	1,000	966,260

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FSA	Financial Security Assurance Inc.
GO	General Obligation Bonds
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
RB	Revenue Bonds
TAN	Tax Anticipation Notes

BlackRock California Municipal 2018 Term Trust (BJZ)

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	Los Angeles Unified School District, California, GO, Series I, 5.00%, 7/01/20	$2,500	$2,830,650
	Riverside Unified School District, California, GO, Election, Series A (MBIA), 5.25%, 2/01/23	5,000	5,313,600
	Santa Clara Valley Transportation Authority, RB, Series A (MBIA), 5.00%, 6/01/11 (c)	2,135	2,290,428
	Stockton-East Water District, California, COP, Refunding, Series B (MBIA), 5.93%, 4/01/19 (b)	4,590	2,688,271

			31,128,907

Education - 4.7%
	California Infrastructure & Economic Development Bank, RB, J David Gladstone Institute Project, 5.50%, 10/01/20	1,985	2,050,783
	California State Public Works Board, Refunding RB, Trustees California State University, Series A, 5.00%, 10/01/17	2,415	2,429,200

			4,479,983

Health - 20.3%
	ABAG Finance Authority for Nonprofit Corps, RB, San Diego Hospital Association, Series C, 5.38%, 3/01/21	2,100	2,137,443
	California Health Facilities Financing Authority, California, RB, Health Facilities, Adventist Health System, Series A, 5.00%, 3/01/18	1,075	1,088,427
	California Health Facilities Financing Authority, California, RB, Health Facilities, Adventist Health System, Series A, 5.00%, 3/01/19	1,000	1,009,970
	California Health Facilities Financing Authority, California, RB, Health Facilities, Adventist Health System, Series A, 5.00%, 3/01/20	2,060	2,079,240
	California Health Facilities Financing Authority, California, RB, Health Facilities, Adventist Health System, Series A, 5.00%, 3/01/24	1,355	1,335,786
	California Infrastructure & Economic Development Bank, RB, Kaiser Hospital Assistance I, LLC, Series A, 5.55%, 8/01/31	6,500	6,643,390
	California Statewide Communities Development Authority, RB, Daughters of Charity Health, Series A, 5.25%, 7/01/24	5,000	4,914,000

			19,208,256

State - 14.8%
	California State Public Works Board, Refunding RB, California Community Colleges, Series A, 5.00%, 12/01/17	2,020	2,041,917
	State of California, GO, 5.00%, 11/01/11 (c)	4,740	5,158,542
	State of California, GO, 5.00%, 11/01/20	260	266,627
	State of California, GO, Veterans, Series BZ, AMT (MBIA), 5.35%, 12/01/21	6,500	6,501,560

			13,968,646

Transportation - 26.2%	City of Long Beach California, RB, Series A, AMT (MBIA), 5.25%, 5/15/18	5,000	5,093,450
	Foothill Eastern Transportation Corridor Agency, California, Refunding RB, CAB, 5.88%, 1/15/21 (b)	20,000	9,451,000
	Los Angeles Harbor Department, Refunding RB, Series B, AMT (AMBAC), 5.50%, 8/01/21	10,025	10,201,440

			24,745,890

BlackRock California Municipal 2018 Term Trust (BJZ)

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

Utilities - 11.8%	California State Department of Water Resources, RB, Series A, 5.13%, 5/01/12 (c)	$6,500	$7,250,230
	California State Department of Water Resources, RB, Series H, Power Supply, 5.00%, 5/01/22	3,500	3,916,640

			11,166,870

	Total Municipal Bonds in California		116,484,536

Multi-State - 8.7%

County/City/Special District/ School District - 3.8%	San Manuel Entertainment Authority Series 04-C, 4.50%, 12/01/16 (d)	4,000	3,566,680

Housing - 4.9%	MuniMae TE Bond Subsidiary LLC, 7.50%, 6/30/49 (d) (e)	5,000	4,660,300

	Total Municipal Bonds in Multi-State		8,226,980

Puerto Rico - 16.0%

State - 16.0%	Commonwealth of Puerto Rico, GO, Public Improvement, Series B, 5.25%, 7/01/17	1,035	1,083,997
	Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series C, 5.75%, 7/01/19	4,405	4,708,020
	Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series C, 5.75%, 7/01/19 (a)	5	6,270
	Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M, 6.00%, 7/01/20	1,000	1,100,230
	Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M, 6.25%, 7/01/21	1,000	1,120,870
	Puerto Rico Public Finance Corp., RB, Commonwealth Appropriation, Series E, 5.70%, 2/01/10 (c)	7,000	7,123,970

	Total Municipal Bonds in Puerto Rico		15,143,357

U.S. Virgin Islands - 3.1%

State - 3.1%	Virgin Islands Public Finance Authority, RB, Senior Lien, Matching Fund Loan Note, Series A, 5.25%, 10/01/17	360	371,894
	Virgin Islands Public Finance Authority, RB, Senior Lien, Matching Fund Loan Note, Series A, 5.25%, 10/01/19	455	464,860
	Virgin Islands Public Finance Authority, RB, Senior Lien, Matching Fund Loan Note, Series A, 5.25%, 10/01/21	460	466,192
	Virgin Islands Public Finance Authority, RB, Senior Lien, Matching Fund Loan Note, Series A, 5.25%, 10/01/22	315	319,004
	Virgin Islands Public Finance Authority, RB, Senior Lien, Matching Fund Loan Note, Series A, 5.25%, 10/01/23	960	970,080
	Virgin Islands Public Finance Authority, RB, Senior Lien, Matching Fund Loan Note, Series A, 5.25%, 10/01/24	300	302,754

	Total Municipal Bonds in the U.S. Virgin Islands		2,894,784

	Total Long-Term Investments (Cost - $140,990,520) - 151.2%		142,749,657

BlackRock California Municipal 2018 Term Trust (BJZ)

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

CMA California Municipal Money Fund, 0.04% (f) (g)	5,835,199	$5,835,199

Total Short-Term Securities (Cost - $5,835,199) - 6.2%		5,835,199

Total Investments (Cost - $146,825,719*) - 157.4%		148,584,856
Other Assets Less Liabilities - 1.4%		1,330,768
Preferred Shares, at Redemption Value - (58.8)%		(55,526,716)

Net Assets Applicable to Common Shares - 100.0%		$94,388,908

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$146,881,853

Gross unrealized appreciation	$4,264,469
Gross unrealized depreciation	(2,561,466)

Net unrealized appreciation	$1,703,003

(a)	Security is collateralized by Municipal or US Treasury Obligations.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to mandatory redemption at maturity.

(f)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA California Municipal Money Fund	3,601,254	$1,421

(g)	Represents the current yield as of report date.

BlackRock California Municipal 2018 Term Trust (BJZ)

Schedule of Investments September 30, 2009 (Unaudited)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$5,835,199
Level 2 - Long-Term Investments[1]	142,749,657
Level 3	—

Total	$148,584,856

[1] See above Schedule of Investments for values in each sector.

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal 2018 Term Trust

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock California Municipal 2018 Term Trust

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal 2018 Term Trust

Date: November 20, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal 2018 Term Trust

Date: November 20, 2009